2. Adoption of ASU 2014-09, Revenue from Contracts with Customers	3 Months Ended
Sep. 23, 2018
Revenue from Contract with Customer [Abstract]
Adoption of ASU 2014-09, Revenue from Contracts with Customers
2)	Adoption of ASU 2014-09, “Revenue from Contracts with Customers”

The Company adopted ASU 2014-09 and Topic 606 using the modified retrospective transition method effective June 25, 2018. Results for reporting periods beginning after June 25, 2018 are presented in accordance with Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with our historical accounting under Topic 605, Revenue Recognition.

A cumulative effect adjustment of $1.6 million was recorded as a reduction to retained earnings as of June 25, 2018 to reflect the impact of adopting Topic 606. The impact of applying Topic 606 for the quarter ended September 23, 2018, was an increase in revenues of $450 thousand and an increase in pre-tax income of $31 thousand.

The adoption of Topic 606 did not impact the recognition and reporting of our two largest sources of revenue: franchise royalties and supplier and distributor incentives. The items impacted by the adoption include the timing of franchise and development revenue recognition and the presentation of advertising funds and supplier convention contributions.

Cumulative adjustment from adoption

As noted above, an after-tax reduction of $1.6 million was recorded to retained earnings to reflect the cumulative impact of adopting Topic 606. This is comprised of $1.3 million related to domestic franchise and renewal fees, $0.2 million related to domestic area development fees and $0.3 million related to international development and franchise master license fees partially offset by $0.2 million in deferral of contract-related expenses.

The following chart presents the specific line items impacted by the cumulative adjustment to opening retained earnings:

	As Reported		Adjusted
	June 24,	Total	Balance Sheet
(In thousands, except share amounts)	2018	Adjustment	June 25, 2018

ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1,386	$—	$1,386
Accounts receivable, less allowance for bad debts of $158	1,518	—	1,518
Other receivable	300	—	300
Notes receivable	712	—	712
Inventories	6	—	6
Income tax receivable	5	—	5
Property held for sale	539	—	539
Deferred contract charges	—	10	10
Prepaid expenses and other	273	—	273
Total current assets	4,739	10	4,749

LONG-TERM ASSETS
Property, plant and equipment, net	1,510	—	1,510
Intangible assets definite-lived, net	212	—	212
Long-term notes receivable	803	—	803
Deferred tax asset, net	3,479	—	3,479
Long term deferred contract charges	—	182	182
Deposits and other	243	—	243
Total assets	$10,986	$192	$11,178

LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES
Accounts payable - trade	$774	$—	$774
Accrued expenses	1,109	(4)	1,105
Deferred rent	32	—	32
Deferred revenues	65	243	308
Total current liabilities	1,980	239	2,219

LONG-TERM LIABILITIES
Convertible notes	1,562	—	1,562
Deferred rent, net of current portion	433	—	433
Deferred revenues, net of current portion	670	1,575	2,245
Other long-term liabilities	42	—	42
Total liabilities	4,687	1,814	6,501

COMMITMENTS AND CONTINGENCIES (SEE NOTE 3)

SHAREHOLDERS' EQUITY
Common stock, $.01 par value; authorized 26,000,000
shares; issued 22,166,674 shares
outstanding 15,047,470 shares	222	—	222
Additional paid-in capital	33,206	—	33,206
Accumulated deficit	(2,493)	(1,622)	(4,115)
Treasury stock at cost
Shares in treasury: 7,119,204	(24,636)	—	(24,636)
Total shareholders' equity	6,299	(1,622)	4,677

Total liabilities and shareholders' equity	$10,986	$192	$11,178

The following charts present the specific line items impacted by the application of Topic 606 in the first quarter of fiscal 2019.

	As Reported		Balance Sheet
	September 23,	Total	Without Adoption
(In thousands, except share amounts)	2018 (Unaudited)	Adjustment	of Topic 606
ASSETS

CURRENT ASSETS
Cash and cash equivalents	$2,006	$—	$2,006
Accounts receivable, less allowance for bad debts of $179	1,357	—	1,357
Notes receivable	939	—	939
Inventories	6	—	6
Income tax receivable	4	—	4
Property held for sale	467	—	467
Deferred contract charges	15	15	30
Prepaid expenses and other	351	(47)	304
Total current assets	5,145	(32)	5,113

LONG-TERM ASSETS
Property, plant and equipment, net	1,391	—	1,391
Intangible assets definite-lived, net	202	—	202
Long-term notes receivable	791	—	791
Deferred tax asset, net	3,462	—	3,462
Long term deferred contract charges	221	221	442
Deposits and other	243	—	243
Total assets	$11,455	$189	$11,644

LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES
Accounts payable - trade	$797	$—	$797
Accrued expenses	836	3	839
Deferred rent	34	—	34
Deferred revenues	428	240	668
Total current liabilities	2,095	243	2,338

LONG-TERM LIABILITIES
Convertible notes	1,567	—	1,567
Deferred rent, net of current portion	424	—	424
Deferred revenues, net of current portion	2,399	1,538	3,937
Other long-term liabilities	48	—	48
Total liabilities	6,533	1,781	8,314

COMMITMENTS AND CONTINGENCIES (SEE NOTE 3)

SHAREHOLDERS' EQUITY
Common stock, $.01 par value; authorized 26,000,000
shares; issued 22,190,515 shares
outstanding 15,071,311 shares	222	—	222
Additional paid-in capital	33,343	—	33,343
Accumulated deficit	(4,007)	(1,592)	(5,599)
Treasury stock at cost
Shares in treasury: 7,119,204	(24,636)	—	(24,636)
Total shareholders' equity	4,922	(1,592)	3,330

Total liabilities and shareholders' equity	$11,455	$189	$11,644

	As Reported		Income Statement
	Three Months Ended		Without Adoption
	September 23,	Total	of
	2018	Adjustments	Topic 606

REVENUES:	$2,991	$(450)	$2,541

COSTS AND EXPENSES:
Cost of sales	159	—	159
General and administrative expenses	1,414	—	1,414
Franchise expenses	1,061	(419)	642
Pre-opening expenses	—	—	—
Loss/(Gain) on sale of assets	(4)	—	(4)
Impairment of long-lived assets and other lease charges	15	—	15
Bad debt	24	—	24
Interest expense	25	—	25
Depreciation and amortization expense	139	—	139
Total costs and expenses	2,833	(419)	2,414

INCOME/(LOSS) FROM CONTINUING OPERATIONS BEFORE TAXES	158	(31)	127
Income tax expense	50	—	50
INCOME/(LOSS) FROM CONTINUING OPERATIONS	108	(31)	77

Loss from discontinued operations, net of taxes	—	—	—
NET INCOME / (LOSS)	$108	$(31)	$77

INCOME / (LOSS) PER SHARE OF COMMON STOCK - BASIC:
Income / (loss) from continuing operations	$0.01	$(0.00)	$0.01
Loss from discontinued operations	—	—	—
Net income / (loss)	$0.01	$(0.00)	$0.01

INCOME / (LOSS) PER SHARE OF COMMON STOCK - DILUTED:

Income / (loss) from continuing operations	$0.01	$(0.00)	$0.01
Loss from discontinued operations	—	—	—
Net income / (loss)	$0.01	$(0.00)	$0.01

Weighted average common shares outstanding - basic	15,064	15,064	15,064

Weighted average common and
potential dilutive common shares outstanding	15,897	15,897	15,897